SCHEDULE OF INVESTMENTS
Delaware Ivy International Small Cap Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia

Consumer Discretionary – 1.3%
City Chic Collective Ltd.(A)	318	$1,273

Energy – 2.2%
Beach Energy Ltd.	1,011	927
WorleyParsons Ltd.	169	1,306
		2,233

Financials – 2.5%
Steadfast Group Ltd.	661	2,524

Materials – 2.7%
Nufarm Ltd.	314	1,109
OZ Minerals Ltd.	78	1,606
		2,715

Total Australia - 8.7%		$8,745

Canada

Materials – 0.6%
Lundin Mining Corp.	72	556

Total Canada - 0.6%		$556

Finland

Industrials – 1.5%
Konecranes Oyj(A)	9	356
Outotec Oyj	112	1,187
		1,543

Total Finland - 1.5%		$1,543

France

Communication Services – 1.1%
Metropole Television S.A.	55	1,068

Energy – 0.7%
Gaztransport et Technigaz S.A.	7	670

Financials – 1.7%
COFACE S.A.	115	1,644

Industrials – 1.0%
Rexel S.A.	50	1,015

Information Technology – 1.6%
Sopra Steria Group S.A.	9	1,598

Total France - 6.1%		$5,995

Germany

Consumer Discretionary – 0.3%
Knaus Tabbert AG	4	267

Energy – 1.1%
VERBIO Vereinigte BioEnergie AG	16	1,071

Financials – 1.1%
Aurelius Equity Opportunities SE & Co. KGaA	24	748
FinTech Group AG(A)	17	387
		1,135

Health Care – 4.3%
Apontis Pharma AG(A)	17	380
Vivoryon Therapeutics AG(A)	181	3,905
		4,285

Industrials – 1.1%
KION Holding 1 GmbH	9	1,036
Koenig & Bauer AG	3	96
		1,132

Information Technology – 0.3%
Cherry AG(A)	9	267

Total Germany - 8.2%		$8,157

Hong Kong

Communication Services – 0.8%
HKBN Ltd.	644	790

Industrials – 1.2%
Pacific Basin Shipping Ltd.	3,234	1,186

Information Technology – 1.1%
ASM Pacific Technology Ltd.	107	1,153

Total Hong Kong - 3.1%		$3,129

Ireland

Consumer Discretionary – 0.5%
Dalata Hotel Group plc(A)	116	492

Consumer Staples – 2.8%
C&C Group plc(A)	389	1,223
Dole plc	120	1,595
		2,818

Financials – 0.7%
AIB Group plc	286	697

Health Care – 5.0%
Uniphar plc	886	5,043

Industrials – 1.5%
Grafton Group plc, Units	40	662
Kingspan Group plc	6	752
		1,414

Materials – 2.0%
Smurfit Kappa Group plc	37	2,048

Total Ireland - 12.5%		$12,512

Isle of Man

Information Technology – 1.9%
Strix Group plc	463	1,901

Total Isle of Man - 1.9%		$1,901

Japan

Communication Services – 1.9%
ARTERIA Networks Corp.	68	914
Capcom Co. Ltd.	42	989
		1,903

Consumer Discretionary – 5.3%
Komeda Holdings Co. Ltd.	88	1,560
Roland Corp.	37	1,273
Ryohin Keikaku Co. Ltd.	77	1,168
Stanley Electric Co. Ltd.	53	1,333
		5,334

Consumer Staples – 2.7%
Kobe Bussan Co. Ltd.	23	875
Matsumotokiyoshi Holdings Co. Ltd.	40	1,468
Shinnihonseiyaju Co. Ltd.	31	322
		2,665

Financials – 3.3%
Bank of Kyoto Ltd. (The)	40	1,848
Gunma Bank Ltd. (The)	456	1,394
		3,242

Health Care – 1.9%
Nippon Shinyaku Co. Ltd.	17	1,184
Sosei Group Corp.(A)	45	752
		1,936

Industrials – 9.1%
Mabuchi Motor Co. Ltd.	31		1,026
MISUMI Group, Inc.	28		1,158
Okamura Corp.	113		1,257
Sanwa Holdings Corp.	114		1,221
Takeuchi Mfg Co. Ltd.	42		996
TechnoPro Holdings, Inc.	70		2,107
Tsubaki Nakashima Co. Ltd.	103		1,311
			9,076

Information Technology – 4.2%
DISCO Corp.	5		1,406
OTSUKA Corp.	37		1,769
Sansan, Inc.(A)	46		1,001
			4,176

Materials – 2.3%
Tosoh Corp.	66		978
Zeon Corp.	113		1,311
			2,289

Real Estate – 3.8%
GLP J-REIT	—	*	838
Ichigo, Inc.	344		838
Kenedix Office Investment Corp.	—	*	871
Relo Group, Inc.	68		1,218
			3,765

Total Japan - 34.5%			$34,386

Malta

Consumer Discretionary – 0.4%
Kindred Group plc	36		432

Total Malta - 0.4%			$432

Netherlands

Financials – 2.3%
ASR Nederland N.V.	30		1,376
Euronext N.V.	9		936
			2,312

Information Technology – 3.4%
ASM International N.V.	8		3,404

Total Netherlands - 5.7%			$5,716

Norway

Consumer Staples – 0.7%
SalMar ASA	10		680

Information Technology – 0.1%
Nordic Semiconductor ASA(A)	4		127

Total Norway - 0.8%			$807

Singapore

Real Estate – 0.9%
Manulife U.S. REIT	1,399		938

Total Singapore - 0.9%			$938

Spain

Communication Services – 0.2%
Mediaset Espana Comunicacion S.A.	53		248

Total Spain - 0.2%			$248

Sweden

Communication Services – 0.2%
Stillfront Group AB(A)	41		218

Total Sweden - 0.2%			$218

United Kingdom

Communication Services – 3.0%
Future plc	58		2,982

Consumer Discretionary – 2.8%
Games Workshop Group plc	14	1,935
Redrow plc	92	868
		2,803

Consumer Staples – 0.6%
Cranswick plc	13	641

Financials – 1.4%
Draper Esprit plc(A)	101	1,385

Health Care – 0.7%
Clinigen Group plc	54	669

Industrials – 1.7%
Diploma plc	37	1,668

Information Technology – 0.4%
Avast plc	49	406

Total United Kingdom - 10.6%		$10,554

TOTAL COMMON STOCKS – 95.9%		$95,837
(Cost: $65,796)

PREFERRED STOCKS

Germany

Industrials – 2.0%
Sixt SE	20	2,012

Total Germany - 2.0%		$2,012

TOTAL PREFERRED STOCKS – 2.0%		$2,012
(Cost: $1,020)

SHORT-TERM SECURITIES

Money Market Funds(B) – 1.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	1,782	1,782

TOTAL SHORT-TERM SECURITIES – 1.8%		$1,782
(Cost: $1,782)

TOTAL INVESTMENT SECURITIES – 99.7%		$99,631
(Cost: $68,598)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		325

NET ASSETS – 100.0%		$99,956

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$4,840	$2,369	$—
Consumer Discretionary	4,568	6,033	—
Consumer Staples	3,459	3,345	—
Energy	2,903	1,071	—
Financials	8,562	4,377	—
Health Care	9,617	2,316	—
Industrials	5,283	11,751	—
Information Technology	8,462	4,570	—
Materials	4,763	2,845	—
Real Estate	938	3,765	—
Total Common Stocks	$53,395	$42,442	$—
Preferred Stocks	—	2,012	—
Short-Term Securities	1,782	—	—
Total	$55,177	$44,454	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$68,598

Gross unrealized appreciation	34,124
Gross unrealized depreciation	(3,091)

Net unrealized appreciation	$31,033